SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Offsetting Assets [Line Items]
Note derivative balance	$ 5,433	$ 10,489,606
Note derivative (gain) loss	(7,635,612)	(10,950,017)
Warrant [Member]
Offsetting Assets [Line Items]
Note derivative balance	4,898
Note derivative (gain) loss	(97,026)
Underwriter Warrants [Member]
Offsetting Assets [Line Items]
Note derivative balance	535	6,531
Note derivative (gain) loss	(5,996)	(57,951)
Warrants Issued With Common Stock [Member]
Offsetting Assets [Line Items]
Note derivative balance		6,109,559
Note derivative (gain) loss	(16,484,486)	(6,170,728)
Warrants Issued With Notes Payable One [Member]
Offsetting Assets [Line Items]
Note derivative balance		2,814,738
Note derivative (gain) loss	(2,720,053)	(900,819)
Warrants Issued With Notes Payable Two [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative (gain) loss	(46,909)
Warrants Issued With Notes Payable Three [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative (gain) loss	$ 11,718,858
Profit Guaranty [Member]
Offsetting Assets [Line Items]
Note derivative balance		1,456,854
Note derivative (gain) loss		395,304
Convertible Notes [Member]
Offsetting Assets [Line Items]
Note derivative balance		101,924
Note derivative (gain) loss		(2,611,410)
Other Derivative Liabilities [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative (gain) loss		$ (1,604,413)